Financial Instruments (Details 19) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Rate C D Bs C D I [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge interest rate risk reference value	R$ 108,219	R$ 305,935
Cash flow hedge interest rate risk curve value	(2,443)	178,474
Cash flow hedge interest rate risk market value adjustment	14,587	597
Cash flow hedge interest rate risk fair value	12,144	(17,748)
D I Future Contracts [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge interest rate risk reference value	107,985	315,300
Cash flow hedge interest rate risk curve value	(2,728)	202,496
Cash flow hedge interest rate risk market value adjustment	14,587	626
Cash flow hedge interest rate risk fair value	11,859	(18,291)
Debentures [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge interest rate risk reference value	728,942	2,738,407
Cash flow hedge interest rate risk curve value	(14,478)	2,346,425
Cash flow hedge interest rate risk market value adjustment	35,028	8,447
Cash flow hedge interest rate risk fair value	20,550	(61,155)
Hedge Instrument D I Future Contracts [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge interest rate risk reference value	728,877	2,251,500
Cash flow hedge interest rate risk curve value	(14,559)	1,882,907
Cash flow hedge interest rate risk market value adjustment	35,028	6,498
Cash flow hedge interest rate risk fair value	R$ 20,469	R$ (59,940)